Condensed Consolidated Statement of Changes in Equity (Parenthetical) - Dec. 31, 2016	$ / shares	$ / shares
Statement of changes in equity [abstract]
Adjustment to ordinary shares par value per share | (per share)	$ 10	$ 0.6383